Leases (Narrative) (Details) $ in Thousands		1 Months Ended						12 Months Ended
	Jan. 01, 2024 ft²	Sep. 30, 2025 ILS (₪) ft²	Sep. 30, 2025 USD ($) ft²	May 31, 2025 ILS (₪) ft²	May 31, 2025 USD ($) ft²	Jul. 31, 2023 ILS (₪)	Jul. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪) ft² Vehicles	Dec. 31, 2025 USD ($) ft² Vehicles
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, area | ft²	380	184	184	1,000	1,000			3,000	3,000
Subsidiaries lease, monthly rent | $							$ 720		$ 35
Subsidiaries lease, expiration period	2 years	2 years	2 years	5 years	5 years	12 years	12 years
Subsidiaries lease, extention period	3 years			2 years	2 years	3 years	3 years
Subsidiaries lease, extented useful life	3 years			2 years	2 years	3 years	3 years
Number of vehicles in operating lease arrangements | Vehicles								13	13
Annual fees | $			$ 30				$ 120
Period of vehicles operating lease arrangements								1.5 years	1.5 years
Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing								6.50%	6.50%
Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing								8.50%	8.50%
NIS [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent | ₪						₪ 2,484		₪ 125
Annual fees | ₪		₪ 95				₪ 437
NIS [Member] | Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Annual fees				₪ 672	$ 210
NIS [Member] | Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Annual fees				₪ 736	$ 231